PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
ASSETS
Amounts due from related parties		$ 2,916	$ 2,862
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Total Assets		$ 76,990,482	$ 77,962,870
Shareholders' Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; 290,000 shares issued and outstanding as of December 31, 2024 and June 30,2025		29	29
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 35,728,625 shares issued,25,555,096 shares outstanding as of December 31, 2024; 40,979,382 shares issued, 26,552,370 shares outstanding as of June 30, 2025	[1]	2,655	2,556
Additional paid-in capital	[1]	17,770,394	11,441,712
Retained earnings		15,450,720	26,764,751
Accumulated other comprehensive loss		(2,247,122)	(3,141,061)
Total Shareholders' Equity		35,587,963	39,659,138
Total Liabilities and Shareholders' Equity		76,990,482	77,962,870
Parent | Reportable legal entity
ASSETS
Amounts due from related parties		$ 2,684	$ 2,941
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Investments in subsidiaries		$ 35,585,279	$ 39,656,197
Total Assets		35,587,963	39,659,138
Shareholders' Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; 290,000 shares issued and outstanding as of December 31, 2024 and June 30,2025		29	29
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 35,728,625 shares issued,25,555,096 shares outstanding as of December 31, 2024; 40,979,382 shares issued, 26,552,370 shares outstanding as of June 30, 2025		2,655	2,556
Additional paid-in capital		17,770,394	11,441,712
Retained earnings		20,062,007	31,355,902
Accumulated other comprehensive loss		(2,247,122)	(3,141,061)
Total Shareholders' Equity		35,587,963	39,659,138
Total Liabilities and Shareholders' Equity		$ 35,587,963	$ 39,659,138

[1]	Shares related information and additional paid-in capital for all periods retrospectively reflect the adjustments for Reverse Recapitalization (Note 3).